Note 15 - Other Comprehensive Income (Loss) - Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Less: Reclassification adjustments for gains included in net income, net of tax	¥ 19,019	¥ 2,637	¥ (23,034)
Other, tax	(140)	9,834	4,903
Other, tax	140	(9,834)	(4,903)
Other, net of tax	140	9,834	4,903
Net unrealized holding gain (loss) during the period, before tax	1,868,628	(413,435)	88,436
Net unrealized holding gain (loss) during the period, tax	(588,533)	137,483	(26,846)
Unrealized holding gain (loss) on securities	1,280,095	(275,952)	61,590
Amount arising during the period, before tax	276,702	(585,332)	(127,065)
Amount arising during the period, tax	(87,161)	192,576	45,616
Amount arising during the period, net of tax	189,541	(392,756)	(81,449)
Less: Reclassification adjustments for gains included in net income	24,584	(2,606)	(2,413)
Less: Reclassification adjustments for gains included in net income	(10,079)	944	862
Less: Reclassification adjustments for gains included in net income	14,505	(1,662)	(1,551)
Net defined benefit pension plans, before tax	301,286	(587,938)	(129,478)
Net defined benefit pension plans, tax	(97,240)	193,520	46,478
Net defined benefit pension plans, net of tax	204,046	(394,418)	(83,000)
Other comprehensive income (loss), before tax	1,981,878	(1,069,025)	202,496
Other comprehensive income (loss), tax	(678,847)	331,003	19,632
Other comprehensive income (loss)	1,303,031	(738,022)	222,128
Foreign currency translation adjustments, before tax	(188,036)	(67,652)	243,538
Foreign currency translation adjustments	6,926
Foreign currency translation adjustments, net of tax	(181,110)	(67,652)	243,538
Amount arising during the period, before tax	1,840,782	(417,400)	124,370
Amount arising during the period, tax	(579,846)	128,977	(44,649)
Amount arising during the period, net of tax	1,260,936	(288,423)	79,721
Less: Reclassification adjustments for gains included in net income, before tax	27,846	3,965	(35,934)
Less: Reclassification adjustments for gains included in net income, tax	¥ (8,827)	¥ (1,328)	¥ 12,900